SHARE CAPITAL - Narrative (Details)	Dec. 31, 2023 EUR (€) vote € / shares shares	Dec. 31, 2022 EUR (€) shares
Disclosure of classes of share capital [line items]
Share capital | €	€ 2,936,397.68	€ 3,000,000
Nominal value of ordinary fully-paid shares (in EUR per share) | € / shares	€ 0.02
Number of vote rights per share | vote	1
Ordinary shares
Disclosure of classes of share capital [line items]
Number of ordinary shares (in shares) | shares	146,819,884	144,301,592